LOANS AND PAYMENT PLAN RECEIVABLES, Loans Serviced for Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Quarter PSARate	Dec. 31, 2017 USD ($) PSARate	Dec. 31, 2016 USD ($)
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 2,333,745	$ 1,816,437
Custodial deposit accounts	$ 22,000	20,700
Maximum number of consecutive quarterly losses recorded for profitability requirement | Quarter	4
Percentage of decline in net worth during the period	30.00%
Maximum percentage of decline in net worth for one consecutive quarter	25.00%
Maximum percentage of decline in net worth for two consecutive quarters	40.00%
Highest level of capital, Amount	$ 2,500
Highest level of capital	0.25%
Analysis of capitalized mortgage loan servicing rights [Abstract]
Balance at beginning of period	$ 15,699
Balance at beginning of period		13,671	$ 12,436
Change in accounting (see note #1)	0	542	0
Balance at beginning of period, as adjusted	15,699	14,213	12,436
Originated servicing rights capitalized	4,977	4,230	3,119
Servicing rights acquired	3,047	0	0
Amortization	0	0	(2,850)
Change in valuation allowance	0	0	966
Change in fair value due to price	191	(718)	0
Change in fair value due to pay downs	(2,514)	(2,026)	0
Balance at end of year			13,671
Balance at end of year	21,400	15,699
Valuation allowance	0	0	2,306
Loans sold and serviced that have had servicing rights capitalized	$ 2,333,081	$ 1,815,668	$ 1,657,996
Average coupon rate	4.23%	4.17%
Average servicing fee	0.258%	0.258%
Average discount rate	10.15%	10.11%
Average PSA Rate | PSARate	182	169
Fannie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,350,703	$ 1,001,388
Freddie Mac [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	712,740	637,204
Ginnie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	165,467	130,284
FHLB [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	78,687	47,527
Other [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 26,148	$ 34